Institutional Class Prospectus | Robeco Boston Partners International Equity Fund | Institutional Class
Robeco Boston Partners International Equity Fund

THE RBB FUND, INC.

Robeco Investment Funds

Robeco Boston Partners Global Equity Fund
Robeco Boston Partners International Equity Fund

(INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

Supplement dated September 26, 2013

to the Institutional Class Prospectus dated December 31, 2012, as supplemented

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Robeco Investment Management, Inc. (“Robeco”), the adviser to the Robeco Boston Partners Global Equity Fund (the “Global Equity Fund”) and the Robeco Boston Partners International Equity Fund (the “International Equity Fund” and, together with the Global Equity Fund, the “Funds”), has agreed to waive additional fees for the Funds through December 31, 2014.  Effective October 1, 2013, the “Expenses and Fees” table and related Example found in the Funds’ Summary Sections in the Prospectus and the fee information in the “Management of the Funds” section in the Prospectus have been revised as follows to reflect an increase in fee waivers and a decrease in net expenses.

II. International Equity Fund Summary Section - the “Expenses and Fees” table and “Example” on pages 41-42 of the Prospectus are hereby replaced with the following:

Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus Robeco Boston Partners International Equity Fund Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 60 days, if applicable)	1.00%
Exchange fee (as a percentage of amount exchanged on shares held for less than 60 days, if applicable)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus Robeco Boston Partners International Equity Fund Institutional Class
Management fees		0.90%
Distribution (12b-1) fees		none
Other expenses		2.87%
Total annual Fund operating expenses		3.77%
Less Fee waivers and expense reimbursements	[1]	(2.82%)
Net expenses		0.95%
[1]	The Fund's investment adviser, Robeco Investment Management, Inc. ("Robeco"), has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund's Institutional Class shares exceeds 0.95% of the average daily net assets attributable to the Fund's Institutional Class shares. If the Fund incurs any of the expenses excluded from the contractual limitation, the Fund's net Total Annual Fund Operating Expenses will exceed 0.95%, by the amount of those excluded expenses. This contractual limitation is in effect until December 31, 2014 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. If at any time during the Fund's Advisory Agreement with Robeco is in effect, the Fund's Total annual Fund operating expenses for that year are less than 0.95%, Robeco is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Robeco to the Fund during such three-year period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses for the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus Robeco Boston Partners International Equity Fund Institutional Class	97	891	1,705	3,829

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.